Leases - Schedule of Company's lease liabilities (Detail) $ in Millions, $ in Millions	Jun. 30, 2020 USD ($) [1]	Jun. 30, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		$ 1,310
Current	$ 21	493	$ 483
Non-Current	$ 35	817	$ 900
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		493
One to three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		222
More than three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		$ 595

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3